UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06512______

_______BlackRock Insured Municipal Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Insured Municipal Term Trust, Inc.

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—129.1%
			Alabama—0.9%
AAA	$ 1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$ 1,029,000
AAA	1,410		Fed. Hwy. Fin. Auth. Grant Antic. Notes RB, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,459,519

					2,488,519

			Alaska—8.3%
			Anchorage GO,
AAA	14,345		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	14,657,434
AAA	6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,219,600
AAA	1,260		Univ. of Alaska RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,268,366

					22,145,400

			Arizona—3.2%
AAA	1,000		Arizona St. Univ. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,026,770
AAA	1,030		Mesa GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,037,117
AAA	6,340		Pima Cnty. Str. & Hwy. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,449,682

					8,513,569

			Arkansas—0.2%
AAA	500		Little Rock Cap. Impvt. GO, 4.00%, 4/01/11, FSA	No Opt. Call	508,435

			California—6.9%
AAA	145		California GO, 6.80%, 11/01/10, FGIC	11/06 @ 100	145,361
AAA	6,100	[3]	Contra Costa Trans. Auth. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,365,411
			Dept. of Wtr. Res. Pwr. Sply. RB,
AAA	5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	5,023,250
AAA	3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,527,825
AAA	3,065		Los Angeles Cnty. RB, Asset Leasing Corp. Proj., 4.05%, 12/01/10, AMBAC	No Opt. Call	3,371,071

					18,432,918

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6 GO, 3.75%, 12/01/10, FSA	No Opt. Call	3,271,025

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth. RB, 3.75%, 1/01/11, MBIA	No Opt. Call	1,021,689

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,785,400

			Florida—0.9%
AAA	2,320		Tampa Wtr. & Swr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,486,994

			Hawaii—4.6%
AAA	11,080	[4]	Hawaii GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,377,166
AAA	1,000		Univ. of Hawaii RB, Univ. Sys. Proj., 3.875%, 7/15/10, FGIC	No Opt. Call	1,011,010

					12,388,176

			Illinois—15.8%
			Chicago GO,
AAA	4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,116,000
AAA	1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,885,496
			Chicago Park Dist. Pkg. Rev. GO,
AAA	3,120		Ser. A, 3.50%, 1/01/10, FGIC	No Opt. Call	3,110,422
AAA	3,695		Ser. A, 4.00%, 1/01/11, FGIC	No Opt. Call	3,748,134
			Du Page & Cook Cntys. Cmnty. United Sch. Dist. No. 205 GO,
Aaa	315	[3]	4.50%, 1/01/11, FGIC	ETM	326,548
AAA	685		4.50%, 1/01/11, FGIC	No Opt. Call	708,201
AAA	1,750		Du Page & Will Cntys. Sch. Dist. GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,794,275
			Du Page Cnty. Forest Presvtn. Dist. GO,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,282,100
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,844,922
			Illinois GO,
AAA	1,500		Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	1,554,780
AAA	2,000		Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,075,720
AAA	4,000		Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,265,240

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(cont’d)
AAA	$ 2,265		Kane & Du Page Cntys. Sch. Dist. GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	$ 2,297,571
AAA	1,025		Orland Park GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,021,043
AAA	1,075		Rockford Sch. Dist. GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,103,541

					42,133,993

			Indiana—4.0%
			Indianapolis Loc. Pub. Impvt. RB, Bond Bank Wtr. Wks. Proj.,
AAA	2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,130,474
AAA	2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,892,159
AAA	2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	3,039,621
AAA	2,635		Mun. Pwr. Agcy. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,725,301

					10,787,555

			Kansas—0.8%
			Dev. Fin. Auth. Pub. Wtr. Sply. RB,
AAA	1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,044,526
AAA	1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,027,570

					2,072,096

			Kentucky—4.0%
AAA	12,675		Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,821,535

			Louisiana—1.9%
AAA	5,000		Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,052,350

			Michigan—2.4%
			Detroit GO,
AAA	1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,599,529
AAA	1,955		4.00%, 4/01/11, MBIA	No Opt. Call	1,979,868
AAA	70		Mun. Bd. Auth. RB, Ser. A, 6.50%, 11/01/12, MBIA	10/06 @ 100	70,095
AAA	2,810		Wyandotte City Sch. Dist. GO, Bldg. & Site Proj., 4.00%, 5/01/11, FSA	No Opt. Call	2,853,386

					6,502,878

			Minnesota—1.9%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270 GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,843,260
A+	2,180	[3]	So. Minnesota Mun. Pwr. Agcy. RB, Ser. B, 5.75%, 1/01/11	ETM	2,191,598

					5,034,858

			Nevada—2.1%
			Dept. of Bus. & Ind. RB, Las Vegas Monorail Proj.,
AAA	3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,185,561
AAA	2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,309,317

					5,494,878

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t. Loan RB, 3.375%, 12/01/10, FSA	No Opt. Call	994,400

			New Mexico—3.2%
			Fin. Auth. Pub. Proj. RB,
AAA	1,304		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,290,660
AAA	1,035		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,057,139
AAA	1,870		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	1,922,360
AAA	2,230	[3]	Hwy. Comm. RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,338,824
AAA	1,750		Las Cruces Sch. Dist. No. 002 GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,826,807

					8,435,790

			New York—5.6%
AAA	8,950		Long Island Pwr. Auth. Elec. Sys. RB, Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	9,608,004
AAA	5,000		Thruway Auth. Personal Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,297,850

					14,905,854

			Ohio—0.8%
AAA	1,000		Akron GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,017,990
AAA	1,015		Univ. of Cincinnati RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,014,716

					2,032,706

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Oregon—3.6%
AAA	$ 1,995		Lane Cnty. Sch. Dist. No. 4 GO, 3.75%, 1/01/11, FSA	No Opt. Call	$ 2,008,147
			Washington & Clackamas Cntys. Sch. Dist. GO,
AAA	3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,882,877
AAA	3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,785,249

					9,676,273

			Pennsylvania—6.3%
AAA	2,430		Central York Sch. Dist. GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,485,210
AAA	1,875	[3]	Dauphin Cnty. Gen. Auth. RB, HAPSCO-Western PA Hosp. Proj., Ser. B, 6.25%,
			7/01/07, MBIA	ETM	1,930,444
AAA	7,500		Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.25%,
			8/01/10, FSA	08/09 @ 101	7,855,725
AAA	2,100		Philadelphia Wtr. & Wst. RB, 5.625%, 6/15/08, AMBAC	No Opt. Call	2,172,450
AAA	1,075		State Pub. Sch. Bldg. Auth. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,127,148
AAA	1,250		Wilson Sch. Dist. GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,270,162

					16,841,139

			Rhode Island—2.0%
AAA	235		Clean Wtr. Protection Fin. Agcy. PCRB, Ser. A, 6.70%, 10/01/10, MBIA	04/07 @ 100	238,541
AAA	5,000	[3]	Rhode Island St. & Providence Plantations GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,112,100

					5,350,641

			Tennessee—0.8%
			Clarksville Wtr. Swr. & Gas RB,
AAA	1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,034,045
AAA	1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,146,728

					2,180,773

			Texas—15.8%
AAA	1,090		Addison GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,079,710
			Bexar Met. Wtr. Dist. Wtr. Wks. RB,
AAA	1,085		3.70%, 5/01/10	No Opt. Call	1,089,161
AAA	1,090		3.80%, 5/01/11	No Opt. Call	1,098,590
AAA	2,000		Dallas Rapid Transit RB, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,055,100
			Harris Cnty. GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,575,720
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	308,656
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,109,147
AAA	2,490		Houston Area Wtr. Corp. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,577,449
			Houston GO,
AAA	5,000		Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,280,750
AAA	2,000		Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,112,300
AAA	10,440		Houston Wtr. & Swr. Sys. RB, Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,919,936
AAA	5,550		Katy Indpt. Sch. Dist. GO, Ser. A, Zero Coupon, 2/15/11, PSF	No Opt. Call	4,687,086
AAA	4,000		Mun. Pwr. Agcy. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,277,640
AAA	2,245		Pub. Fin. Auth. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,277,889
AAA	1,250		Texas Tech Univ. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,318,487
AAA	1,500		Univ. of Houston RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,520,220

					42,287,841

			Utah—2.4%
AAA	3,470		Intermountain Pwr. Agcy. Sply. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,649,469
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,720,308

					6,369,777

			Washington—13.0%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17 GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,603,617
AAA	1,000		Chelan Cnty. Sch. Dist. GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,035,210
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1 Elec. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,101,610
AAA	2,040		Clark Cnty. Sch. Dist. No. 114 GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,082,514
			Pub. Pwr. Sply. Sys. RB,
AAA	1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,126,723
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	7,974,146
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,245,829
AAA	1,010		Tacoma GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,050,400

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—(cont’d)
AAA	$ 5,000	[4]	Washington GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	$ 5,256,300
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503 GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,360,279

					34,836,628

			West Virginia—3.6%
			Econ. Dev. Auth. RB, Correctional Juvenile & Pub. Proj.,
AAA	3,705		Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,822,041
AAA	4,420		Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	4,581,330
AAA	1,170		Sch. Bldg. Auth. RB, 4.00%, 7/01/11, AMBAC	No Opt. Call	1,188,135

					9,591,506

			Wisconsin—5.9%
AAA	1,045		Appleton Wtr. Wks. RB, 4.375%, 1/01/11, FGIC	No Opt. Call	1,075,305
			Clean Wtr. RB,
AAA	4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,707,698
AAA	9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	10,000,311

					15,783,314

			Wyoming—2.2%
			Albany Cnty. Impvts. Statutory Trust COP,
AAA	1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,342,437
AAA	1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,471,286
AAA	1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,501,460
AAA	1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,533,586

					5,848,769

			Total Long-Term Investments (cost $332,878,453)		345,077,679

			SHORT-TERM INVESTMENTS—33.6%
			California—0.9%
A-1+	2,495	[5]	Infrastructure & Econ. Dev. Bank RB, 3.68%, 10/04/06, AMBAC, FRWD	N/A	2,495,000

			District of Columbia—0.7%
SP-1+	2,000	[5]	Dist. of Columbia GO, 3.73%, 10/04/06, FSA, FRWD	N/A	2,000,000

			Illinois—0.9%
SP-1+	2,480	[5]	Toll Hwy. Auth. RB, 3.73%, 10/04/06, MBIA, FRWD	N/A	2,480,000

			Maryland—1.4%
A-1+	3,668	[5]	Hlth. & Higher Edl. Fac. Auth. RB, 3.73%, 10/05/06, FRWD	N/A	3,668,000

			Massachusetts—7.1%
			Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	5,000	[5]	Ser. BB, 3.73%, 10/05/06, FRWD	N/A	5,000,000
A-1+	12,350	[5]	Ser. GG-1, 3.73%, 10/05/06, FRWD	N/A	12,350,000
A-1+	1,600	[5]	Ser. R, 3.84%, 10/02/06, FRDD	N/A	1,600,000

					18,950,000

			New Jersey—1.2%
A-1+	3,280	[5]	Sports & Expo. Auth. RB, Ser. B-2, 3.70%, 10/04/06, MBIA, FRWD	N/A	3,280,000

			North Carolina—2.6%
A-1+	6,845	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.74%, 10/05/06, XLCA, FRWD	N/A	6,845,000

			Ohio—7.1%
VMIG1	10,000	[5]	Columbus Regl. Arpt. Auth. RB, Ser. A, 3.76%, 10/05/06, FRWD	N/A	10,000,000
VMIG1	8,900	[5]	Hamilton Cnty. Hosp. Facs. RB, Ser. A, 3.65%, 10/04/06, FRWD	N/A	8,900,000

					18,900,000

			Pennsylvania—1.0%
A-1+	1,500	[5]	Emmaus Gen. Auth. RB, 3.75%, 10/04/06, FSA, FRWD	N/A	1,500,000
A-1+	1,100	[5]	Harrisburg Auth. Sch. RB, Adj. Harrisburg Proj., 3.74%, 10/05/06, AMBAC, FRWD	N/A	1,100,000
VMIG1	105	[5]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. AB, 3.73%, 10/05/06, MBIA, FRWD	N/A	105,000

					2,705,000

			Tennessee—2.5%
VMIG1	6,620	[5]	Clarksville Pub. Bldg. Auth. RB, 3.85%, 10/02/06, FRDD	N/A	6,620,000

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Shares
Rating[1]	(000)	Description	Value

		Money Market Funds—8.2%
NR	13,350	AIM Tax Free Cash Reserve Portfolio	$ 13,350,000
NR	8,500	SSgA Tax Free Money Mkt. Fund	8,500,000

			21,850,000

		Total Short-Term Investments (cost $89,793,000)	89,793,000

		Total Investments—162.7% (cost $422,671,4536)	$434,870,679
		Other assets in excess of liabilities—1.1%	2,839,487
		Preferred shares at redemption value, including dividends payable—(63.8)%	(170,477,471)

		Net Assets Applicable to Common Shareholders—100%	$ 267,232,695

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $422,357,729. The net unrealized appreciation on a tax basis is $12,512,950, consisting of $12,610,236 gross unrealized appreciation and $97,286 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 85.5% of the Trust’s managed assets.

AMBAC	—	14.0%
FGIC	—	16.3%
FSA	—	16.8%
MBIA	—	30.7%
PSF	—	1.1%
XLCA	—	1.6%
Other	—	5.0%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	PSF	—	Public School Fund Guaranteed
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Insured Municipal Term Trust, Inc.___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006